Auditor's remuneration (Details) - AUD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Auditor's remuneration
Audit fees	$ 34,112	$ 33,616
Audit-related fees	1,544	1,677
Total audit and audit-related fees	35,656	35,293
Tax fees	36	35
Total audit and non-audit fees	35,692	35,328
PwC Australia
Auditor's remuneration
Audit fees	28,442	29,306
Audit-related fees	1,490	1,456
Tax fees	36	35
Overseas PwC network firms
Auditor's remuneration
Audit fees	5,670	4,310
Audit-related fees	54	221
Non-consolidated entities
Auditor's remuneration
Fees received by auditor from various entities related to Westpac	9,300	9,600
Parent Entity
Auditor's remuneration
Audit fees	28,825	29,684
Audit-related fees	1,490	1,456
Total audit and audit-related fees	30,315	31,140
Tax fees	36	35
Total audit and non-audit fees	30,351	31,175
Parent Entity | PwC Australia
Auditor's remuneration
Audit fees	28,366	29,148
Audit-related fees	1,490	1,456
Tax fees	36	35
Parent Entity | Overseas PwC network firms
Auditor's remuneration
Audit fees	$ 459	$ 536